Miscellaneous (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Judicial deposits	$ 44,854	$ 35,652
Tax credits	22,402	21,060
Prepaid property and equipment	10,317	13,279
Notes receivable	4,406	4,509
Rent deposits	3,273	4,471
Other	13,039	10,690
Miscellaneous	$ 98,291	$ 89,661